1. Liquidity and Capital Resources:	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Liquidity Disclosure [Policy Text Block]
1.	Liquidity and Capital Resources:

Cash Flows — Cash flows used in operations for the nine month period ended February 29, 2012 and 2011 were $831,688 and $271,032, respectively which was an increase over prior quarters. Increased marketing costs, business line expansion, and higher general and administrative costs due to the cost of developing and marking a new conference initiative promoting its products were the primary reasons for this increase.

Capital Resources — As of February 29, 2011, the Company had cash and cash equivalents of $1,568,685 as compared to cash and cash equivalents of $252,302 as of May 31, 2011.

Since inception, the Company has primarily relied upon proceeds from private placements of its equity securities to fund its operations. The Company anticipates continuing to rely on sales of our securities in order to continue to fund its business operations. Issuances of additional shares will result in dilution to its existing stockholders. There is no assurance that the Company will be able to complete any additional sales of our equity securities or that it will be able arrange for other financing to fund our planned business activities.

1.	Liquidity and Capital Resources:

Cash Flows — During the year ending May 31, 2010, the Company primarily utilized cash and cash equivalents and proceeds from issuances of its common stock to fund its operations. During the two years ending May 31, 2011 and May 31, 2010, the Company received $1,035,000 of proceeds from the sale of common stock.

Cash flows used in operations for the years ended May 31, 2011 and 2010 were $413,845 and $394,795, respectively which was an increase over prior years. Increased marketing costs and higher general and administrative costs due to expenses related to an attempted reverse merger and the current ongoing process of going public were the primary reasons for this increase.

Capital Resources — As of May 31, 2011, the Company had cash and cash equivalents of $252,302 as compared to cash and cash equivalents of $154,802 as of May 31, 2010.

Since inception, the Company has primarily relied upon proceeds from private placements of its equity securities to fund its operations. The Company anticipates continuing to rely on sales of our securities in order to continue to fund its business operations. Issuances of additional shares will result in dilution to its existing stockholders. There is no assurance that the Company will be able to complete any additional sales of our equity securities or that it will be able arrange for other financing to fund our planned business activities.